Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 150,994,159	$ 107,804,013	$ 16,221,297
Accounts receivable, net		308,677	42,068,760
Interest receivable on sales type leases			5,245,244
VAT receivable	187,145
Prepaid expenses	34,417	55,420	52,760
Other receivables	31,536	35,687	1,031,143
Total current assets	151,247,257	108,203,797	64,619,204
NON-CURRENT ASSETS
Investment in sales-type leases, net			8,287,560
Long term deposit	16,968	16,799	15,712
Operating lease right-of-use assets, net	161,510		54,078
Fixed assets, net	6,291	6,228
Asset subject to buyback		28,910,696	27,044,385
Construction in progress			23,824,202
Total non-current assets	184,769	28,933,723	59,225,937
TOTAL ASSETS	151,432,026	137,137,520	123,845,141
CURRENT LIABILITIES
Accounts payable	76,837	76,074	2,200,220
Taxes payable	2,443,858	3,145,612	4,087,642
Accrued interest on notes	246,190	18,968
Notes payable, net of unamortized OID	8,393,309	3,005,645
Accrued liabilities and other payables	703,645	726,696	1,184,751
Operating lease liability	99,305		56,755
Due to related parties	28,404	28,440	41,174
Interest payable on entrusted loans		10,144,228	8,200,044
Entrusted loan payable		21,896,744	20,480,214
Total current liabilities	11,991,548	39,042,407	36,250,800
NONCURRENT LIABILITIES
Accrued interest on notes			368,362
Income tax payable	5,174,625	5,174,625	5,782,625
Notes payable, net of unamortized OID			1,552,376
Operating lease liability	62,206
Long term payable	464,389	459,777	430,034
Entrusted loan payable	309,593	306,518	286,689
Refundable deposit from customers for systems leasing			544,709
Total noncurrent liabilities	6,010,813	5,940,920	8,964,795
Total liabilities	18,002,361	44,983,327	45,215,595
CONTINGENCIES AND COMMITMENTS
STOCKHOLDERS’ EQUITY
Common stock value	6,491	3,177	2,033
Additional paid in capital	157,810,125	119,748,999	116,682,374
Statutory reserve	15,171,354	15,155,042	14,525,712
Accumulated other comprehensive income	1,541,125	273,440	(6,132,614)
Accumulated deficit	(41,099,430)	(43,026,465)	(46,447,959)
Total Company stockholders’ equity	133,429,665	92,154,193	78,629,546
TOTAL LIABILITIES AND EQUITY	$ 151,432,026	$ 137,137,520	$ 123,845,141